Components of Working Capital - Accrued Liabilities Table (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Components Of Working Capital [Abstract]
Accrued interest expense		$ 70,968	$ 40,646
Short-term asset retirement obligations		25,938	2,304
Short-term remediation and reclamation obligations		863	833
Income taxes payable		384	2,495
Contract liabilities		16,235	0
Other		14,760	1,714
Total accrued liabilities	[1],[2]	$ 129,148	$ 47,992

[1]	Accrued liabilities includes affiliate amounts of $2.2 million and $0.2 million as of December 31, 2018 and 2017, respectively.
[2]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.